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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended December 31, 2005
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Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Marshfield Associates
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Address: 21 Dupont Circle, NW
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         Suite 500
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         Washington, DC 20036
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Form 13F File Number:  28-03998
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Julie Stapel
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Title: General Counsel
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Phone: 202-828-6200
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Signature, Place, and Date of Signing:

/s/ Julie Stapel           Washington, DC                February 13, 2006
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[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                             Marshfield Associates
                                    FORM 13F
                                   31-Dec-05


                                                                                                 Voting Authority
                                                                                                 ----------------
                                Title               Value      Shares/        Sh/  Put/ Invstmt  Other
Name of Issuer                  of class  CUSIP     (x$1000)   Prn Amt        Prn  Call Dscretn  Managers Sole          Shared  None
------------------------------  --------  --------- --------   --------       ---  ---- -------  -------- -----         ------  ----
American Express Company        COM      025816109        262             5100 SH       Sole                        5100
Berkshire Hathaway Class A      COM      084670108      24370              275 SH       Sole                         275
Berkshire Hathaway Class B      COM      084670207      35907            12232 SH       Sole                       12232
Citigroup                       COM      1.73E+08       92895          1914168 SH       Sole                     1914168
Fairfax Financial Hldgs LTD     COM      3.04E+08        9365            65322 SH       Sole                       65322
First Data Corp                 COM      3.2E+08          319             7416 SH       Sole                        7416
Freddie Mac                     COM      3.13E+08         842            12890 SH       Sole                       12890
Gannett Inc.                    COM      3.65E+08        9493           156729 SH       Sole                      156729
General Electric Company        COM      3.7E+08         1157            33024 SH       Sole                       33024
Heineken Holdings NV            COM      N39338178        594            20227 SH       Sole                       20227
HomeFed Corp                    COM      43739D307       1968            29377 SH       Sole                       29377
Johnson & Johnson               COM      4.78E+08        7955           132369 SH       Sole                      132369
Leucadia National Corporation   COM      5.27E+08       37173           783255 SH       Sole                      783255
Lindt & Sprungli AG Part Cert   COM                       247              145 SH       Sole                         145
Marsh & McLennan                COM      5.72E+08       49147          1547459 SH       Sole                     1547459
Martin Marietta Materials       COM      5.73E+08      117102          1526354 SH       Sole                     1526354
Mohawk Industries               COM      6.08E+08       49913           573848 SH       Sole                      573848
Montpelier Re Holdings Ltd      COM      G62185106      38871          2056668 SH       Sole                     2056668
Nestle ADR (Regular Shares)     COM      6.41E+08         995            13315 SH       Sole                       13315
Nestle SA Cham et Vevey (Regis  COM      H57312466        228              775 SH       Sole                        775
Nike Inc Cl B                   COM      6.54E+08         281             3240 SH       Sole                        3240
Odyssey Re Holdings             COM      67612W108      97353          3881684 SH       Sole                     3881684
PepsiCo, Inc.                   COM      7.13E+08         207             3500 SH       Sole                        3500
Pfizer Inc.                     COM      7.17E+08         737            31621 SH       Sole                       31621
Sealed AirCorp                  COM      81211K100      19976           355630 SH       Sole                      355630
State Street Corp               COM      8.57E+08         610            11000 SH       Sole                       11000
Student Loan Corp               COM      8.64E+08         492             2350 SH       Sole                        2350
Wal-Mart Stores, Inc.           COM      9.31E+08       37956           811017 SH       Sole                      811017
Washington Post Co Cl B         COM      9.4E+08         3249             4247 SH       Sole                        4247
Wells Fargo & Company           COM      9.5E+08        57561           916145 SH       Sole                      916145
White Mountains Insurance Group COM      G9618E107     125077           223932 SH       Sole                      223932
YUM! Brands Inc                 COM      9.88E+08       98697          2105318 SH       Sole                     2105318
                                         32 DATA
REPORT SUMMARY                           RECORDS       921001                0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED